Cover	Oct. 20, 2021
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 20, 2021
Entity File Number	333-208978
Entity Registrant Name	TrueNorth Quantum, Inc.
Entity Central Index Key	0001652842
Entity Tax Identification Number	98-1253258
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5428 South Regal Street #30954
Entity Address, City or Town	Spokane
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	99223
City Area Code	(647)
Local Phone Number	400-6927
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	URYL
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2 Campbell Drive
Entity Address, Address Line Two	Suite 307C
Entity Address, City or Town	Uxbridge
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Information, Former Legal or Registered Name	United Royale Holdings Corp.